Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Buildings USD ($)	Dec. 31, 2011 Buildings CNY	Dec. 31, 2010 Buildings CNY	Dec. 31, 2011 Machinery and equipment USD ($)	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2010 Machinery and equipment CNY	Dec. 31, 2011 Furniture and fixtures USD ($)	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2010 Furniture and fixtures CNY	Dec. 31, 2011 Motor vehicles USD ($)	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2010 Motor vehicles CNY	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 2,621,657	16,500,445		10,957,606	$ 357,115	2,247,643	1,413,575	$ 1,841,452	11,589,915	6,974,703	$ 13,436	84,562	31,302	$ 14,230	89,563	64,102	$ 395,424	2,488,762	2,473,924
Less: Accumulated depreciation	(291,749)	(1,836,237)		(1,023,650)
Less: Impairment	(361,465)	(2,275,024)	(131,177)
Total property, plant and equipment, net	$ 1,968,443	12,389,184		9,933,956